Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
Years ended December 31, 2019, 2018 and 2017

Description	Balance at beginning of period	Charged to costs and expenses		Charged to other accounts	Deductions		Balance at end of period

Allowance for uncollectible amounts, cash discounts, chargebacks, and credits issued for damaged products:
For the years ended December 31:
2017	$446,514	$3,371,446		$—	$(3,491,263)	(1)	$326,697
2018	326,697	4,610,899		—	(4,133,176)	(1)	804,420
2019	804,420	5,915,066		—	(5,927,435)	(1)	792,051

Valuation allowance for deferred tax assets:
For the years ended December 31:
2017	$388,500	$(665,039)	(2)	$15,908,774	$—		$15,632,235
2018	15,632,235	1,749,817		—	—		17,382,052
2019	17,382,052	1,129,109		—	—		18,511,161

(1) Composed of actual returns and credits for chargebacks and cash discounts.
(2) Amount includes $4,202,854 related to increase in the valuation allowance during the year, net of $4,867,893 related to the revaluation of deferred income tax balances for new rates under the Tax Act.